Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Earnings (Loss) Per Share
23.	EARNINGS (LOSS) PER SHARE

The components of the earnings (loss) per share computation are as follows:

Basic loss per share is equal to diluted loss per share.

	Year ended
	2017	2018/12/31	2019/12/31
Earnings per share	(*)	(*)
Profit (loss) for the period (in € thousands)	(55,728)	(79,521)	(65,144)
Weighted average number of ordinary shares for the period	31,166,437	31,167,203	36,987,982
Profit (loss) per share (in €)	(1.79)	(2.55)	(1.76)
Weighted average number of ordinary shares used in the above calculation	31,166,437	31,167,203	36,987,982

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* The Group applied IFRS 16 “Leases” from January 1, 2019 using the modified retrospective method, and therefore, the comparative information for 2017 and 2018 has not been restated. The impact of this application is presented in note 4.7.2 Application of the new IFRS 16 standard.